Guarantee Of Registered Securities (Condensed Consolidating Statements Of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
NET INCOME	$ 364.0	$ 381.4	$ 362.6	$ 319.9	$ 221.2	$ 345.4	$ 342.7	$ 267.4	$ 1,427.9	$ 1,176.7	$ 605.6
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									(5.8)	8.7	0.1
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									2.0	0	(5.5)
Other									1.9	2.8	2.9
NET OTHER COMPREHENSIVE INCOME (LOSS)									(1.9)	11.5	(2.5)
COMPREHENSIVE INCOME									1,426.0	1,188.2	603.1
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(9.7)	(7.0)	(5.2)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									1,416.3	1,181.2	597.9
Ensco Plc [Member]
Guarantor Obligations [Line Items]
NET INCOME									1,418.2	1,169.7	600.4
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									0	0	0
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									0	0	0
Other									0	0	0
NET OTHER COMPREHENSIVE INCOME (LOSS)									0	0	0
COMPREHENSIVE INCOME									1,418.2	1,169.7	600.4
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									1,418.2	1,169.7	600.4
ENSCO International Inc. [Member]
Guarantor Obligations [Line Items]
NET INCOME									259.8	256.2	220.5
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									(5.8)	6.3	(4.2)
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									2.0	0.2	0.2
Other									0	0	0
NET OTHER COMPREHENSIVE INCOME (LOSS)									(3.8)	6.5	(4.0)
COMPREHENSIVE INCOME									256.0	262.7	216.5
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									256.0	262.7	216.5
Pride International Inc. [Member]
Guarantor Obligations [Line Items]
NET INCOME									83.7	189.2	119.7
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									0	0	0
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									0	0	0
Other									0	0	0
NET OTHER COMPREHENSIVE INCOME (LOSS)									0	0	0
COMPREHENSIVE INCOME									83.7	189.2	119.7
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									83.7	189.2	119.7
Other Non-Guarantor Subsidiaries Of Ensco [Member]
Guarantor Obligations [Line Items]
NET INCOME									1,684.1	1,419.6	748.2
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									0	2.4	4.3
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									0	(0.2)	(5.7)
Other									1.9	2.8	2.9
NET OTHER COMPREHENSIVE INCOME (LOSS)									1.9	5.0	1.5
COMPREHENSIVE INCOME									1,686.0	1,424.6	749.7
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(9.7)	(7.0)	(5.2)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									1,676.3	1,417.6	744.5
Consolidating Adjustments [Member]
Guarantor Obligations [Line Items]
NET INCOME									(2,017.9)	(1,858.0)	(1,083.2)
OTHER COMPREHENSIVE INCOME (LOSS), NET
Net change in fair value of derivatives									0	0	0
Reclassification of gains and losses on derivative instruments from other comprehensive (income) loss into net income									0	0	0
Other									0	0	0
NET OTHER COMPREHENSIVE INCOME (LOSS)									0	0	0
COMPREHENSIVE INCOME									(2,017.9)	(1,858.0)	(1,083.2)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO									$ (2,017.9)	$ (1,858.0)	$ (1,083.2)